Other comprehensive income - AOCI components (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [abstract]
Other comprehensive income	€ (33,144)	€ (24,168)	€ (24,125)
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS:	(5,328)	(4,288)	(2,936)
Actuarial gains and losses on defined benefit pension plans	(5,002)	(4,764)	(3,609)
Non-current assets held for sale	0	0	0
Share in other income and expenses recognised in investments, joint ventures and associates	(2)	1	1
Other valuation adjustments	0	0	0
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(308)	514	597
Inefficiency of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	0	0	0
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedged item)	159	44	0
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	(159)	(44)	0
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	(16)	(39)	75
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS:	(27,816)	(19,880)	(21,189)
Hedges of net investments in foreign operations (Effective portion)	(3,124)	(5,464)	(4,312)
Exchange differences	(26,911)	(16,701)	(17,661)
Hedging derivatives. Cash flow hedges (Effective portion)	295	300	277	€ 152
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	2,411	2,321	828
Hedging instruments (items not designated)	0	0	0
Non-current assets classified as held for sale	0	0	0
Share in other income and expenses recognised in investments, joint ventures and associates	€ (487)	€ (336)	€ (321)